Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash Flows from Operating Activities:
Net loss from operations	$ (5,736,095)	$ (2,748,183)	$ (10,287,872)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses	320,007	345,414	331,837
Bad debt provision	477,299	1,206,420	41,249
Inventory impairment provision	53,365	62,944	23,871
Deferred income taxes	328,146	(192,683)	(101,722)
Interest accrued on loan receivable		(13,500)	(67,500)
Convertible note - Accretion of financing cost	29,926	1,120,267	3,421,910
Convertible note - Extinguishment Loss			5,625,916
Issuance of warrants		509,000
Deferred cost	558,186
Equity incentive plan	2,334,397
Changes in operating assets and liabilities:
Accounts receivable	831,473	(519,244)	104,001
Note receivable	(35,073)	18,522	60,275
Inventory	(180,797)	38,620	39,707
Advance to suppliers	480,920	(341,141)	154,650
Prepayments, receivables and other assets	1,023,791	(1,038,908)	(361,589)
Notes payable			(224,872)
Accounts payable	(22,792)	(619,537)	302,266
Refund liability	(360,860)	337,565	40,045
Advance from customers	(186,399)	(62,450)	247,588
Tax payable	(32,000)	91,417	(22,272)
Accrued expenses and other current liabilities	384,799	488,916	1,606,759
Net cash provided by (used in) operating activities	268,293	(1,316,561)	934,247
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(60,932)	(78,302)	(130,839)
Purchase of intangible assets
Construction in process	(1,558)	(14,742)	(275,819)
Other receivable - Huangshan Panjie	15,581	3,132,647	(3,590,046)
Deposits for investment		(8,845,122)
Loan receivable			(1,500,000)
Net cash used in investing activities	(46,909)	(5,805,519)	(5,496,704)
Cash Flows from Financing Activities:
Repayment of bank borrowings	(33,055)	(42,007)	(38,698)
Due to related parties	(3,813,468)	12,534,433	(3,180,171)
Cash paid related to equity incentive plan	(30,000)
Proceeds from original convertible note			10,000,000
Payment of original convertible note issuance cost			(1,641,050)
Proceeds from 2022 convertible note	2,804,848
Payment of 2022 convertible note issuance cost	(448,291)
Repayment of convertible note		(82,939)	(1,157,376)
Payment of the forbearance cost of original convertible note			(439,974)
Net proceeds from public offering	3,115,106
Deferred financing costs			(518,362)
Net cash provided by used in financing activities	1,595,140	12,409,487	3,024,369
Effect of exchange rate changes on cash and cash equivalents	394,120	784,536	(466,813)
Net increase (decrease) in cash, cash equivalents and restricted cash	2,210,644	6,071,943	(2,004,901)
Cash, cash equivalents and restricted cash at the beginning of year	13,358,975	7,287,032	9,291,933
Cash, cash equivalents and restricted cash at the end of year	15,569,619	13,358,975	7,287,032
Supplemental disclosures of cash flows information:
Cash paid for income taxes	16,733	3,085	10,363
Cash paid for interest expense	3,197	5,550	287,810
Non-cash transactions:
Issuance of shares for convertible note principal and interest partial settlement		$ 7,680,791	$ 6,768,555